Property and Equipment,Net (Tables)	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
Summary of Property and Equipment

Property and equipment consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Electronic equipment	127,650	183,893
Leasehold improvement	47,988	40,697
Software	18,683	18,804
Furniture and office equipment	7,980	11,832
Total	202,301	255,226
Less: accumulated depreciation	(97,078)	(127,986)
Less: accumulated impairment loss	—	(57,429)
	105,223	69,811